As filed with the Securities and Exchange Commission on March 12, 2018
1933 Act File No. 333-191807
1940 Act File No. 811-22899

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	10	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	12	[X]

CG FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

805 Third Avenue, Suite 1120
New York, NY 10022
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, Including Area Code) 1-855-460-2838

Robert P. Morse, President and Principal Executive Officer CG Funds Trust 805 Third Avenue, Suite 1120 New York, NY 10022 (Name and Address of Agent for Service)	Copy to: Peter Fetzer, Esq. Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to paragraph (b).
[ ]	on (date) pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This PEA No. 10 hereby incorporates Parts A and B from the Fund’s PEA No. 9 on Form N-1A filed on February 26, 2018.  This PEA No. 10 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 9.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 10 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on March 12, 2018.

CG FUNDS TRUST Registrant By: /s/ Robert P. Morse Robert P. Morse President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 10 to its Registration Statement has been signed below on March 12, 2018, by the following persons in the capacities indicated.

/s/ Robert P. Morse Robert P. Morse	Chairman, President and Principal Executive Officer and Trustee
/s/Harlan K. Ullman, Ph.D.* Harlan K. Ullman, Ph.D	Trustee
/s/Amb. Kurt D. Volker* Amb. Kurt D. Volker	Trustee
/s/ Andrew McLaughlin* Andrew McLaughlin	Executive Vice President, Chief Compliance Officer, and Secretary
/s/Jian H. Wang* Jian H. Wang	Executive Vice President, Chief Financial Officer, and Treasurer
* By: /s/ Robert P. Morse
Robert P. Morse
* Attorney-in-Fact pursuant to Power of Attorney
previously filed with Registrant’s Pre-Effective
Amendment No. 9 to its Registration Statement on
Form N-1A with the SEC on February 26, 2018, and
is incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE